Quarterly Results of Operations	3 Months Ended
Mar. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations
18. Quarterly Results of Operations
The following table sets forth our unaudited quarterly consolidated statements of operations data for each of the quarters indicated. The information for each quarter has been prepared on a basis consistent with our audited consolidated financial statements included in this prospectus, and reflect, in the opinion of management, all adjustments of a normal, recurring nature that are necessary for a fair statement of the financial information contained in those statements. Our historical results are not necessarily indicative of the results that may be expected in the future. The following quarterly financial data should be read in conjunction with our consolidated financial statements included elsewhere in this prospectus.

	Three months ended,
	Mar 31, 2017	June 30, 2017	Sep 30, 2017	Dec 31, 2017	Mar 31, 2018	June 30, 2018	Sep 30, 2018	Dec 31, 2018	Mar 31, 2019

	(in thousands, except per share data)
	(unaudited)
Revenue	$165,125	$175,441	$189,112	$198,339	$196,913	$201,718	$213,277	$221,181	$215,792
Gross profit	108,677	117,932	130,409	139,268	135,707	140,043	151,420	159,184	153,816
Income (loss) before income taxes	(52,781)	(2,375)	(1,418)	(4,894)	(68,267)	(38,577)	(524)	(14,342)	3,710
Net income (loss)	(43,738)	(2,004)	1,637	(39,761)	(59,910)	(27,015)	(398)	(14,743)	3,145
Net income (loss) available to common stockholders	(107,640)	(68,043)	(66,627)	(109,563)	(129,745)	(99,193)	(75,006)	668,426	3,103
Basic income (loss) per share	$(1.08)	$(0.68)	$(0.66)	$(1.09)	$(1.28)	$(0.97)	$(0.73)	$2.63	$0.01
Diluted income (loss) per share	$(1.08)	$(0.68)	$(0.66)	$(1.09)	$(1.28)	$(0.97)	$(0.73)	$2.60	$0.01
Shares used in computation of basic income (loss) per share	99,817	100,404	100,759	100,737	101,644	102,018	102,078	254,209	305,653
Shares used in computation of diluted income (loss) per share	99,817	100,404	100,759	100,737	101,644	102,018	102,078	256,711	309,783